Mineral interests (Tables)	12 Months Ended
Dec. 31, 2023
Mineral interests
Schedule of mineral interests

December 31, 2023	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2023	$1,281,254	$285,857	$1,567,111
Additions[2]	76,700	552,603	629,303
Disposals[3]	—	(3,000)	(3,000)
As at December 31, 2023	$1,357,954	$835,460	$2,193,414

Accumulated depletion and impairments
As at January 1, 2023	$(284,095)	$(54,845)	$(338,940)
Depletion	(44,747)	(21,390)	(66,137)
Impairment charges[4]	(8,448)	(6,836)	(15,284)
As at December 31, 2023	$(337,290)	$(83,071)	$(420,361)
Carrying value	$1,020,664	$752,389	$1,773,053

December 31, 2022	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2022	$1,277,091	$234,476	$1,511,567
Additions[5]	4,163	53,782	57,945
Disposals[6]	—	(2,401)	(2,401)
As at December 31, 2022	$1,281,254	$285,857	$1,567,111

Accumulated depletion and impairments
As at January 1, 2022	$(244,506)	$(41,828)	$(286,334)
Depletion	(39,589)	(9,417)	(49,006)
Impairment charges[7]	—	(3,600)	(3,600)
As at December 31, 2022	$(284,095)	$(54,845)	$(338,940)
Carrying value	$997,159	$231,012	$1,228,171
1.	Includes $1,168 million (2022: $1,036 million) of depletable mineral interest and $605 million (2022: $192 million) of non-depletable mineral interest.
2.	Reflects acquisition of Maverix, the Agbaou royalty ($15.5 million), the Clean Air Metals royalty ($3.7 million), the Stawell royalty ($16.6 million), the Prieska royalty ($3.5 million), the Nueva Recuperada royalty ($2.2 million) and the Johnson Camp Mine royalty ($5.5 million).
3.	Reflects the Eastern Borosi royalty buy-down ($1.0 million loss).
4.	Reflects impairment charges taken for the Renard stream ($8.5 million) and the Beaufor royalty ($6.8 million). Refer to Note 13 for further details.
5.	Reflects NCU Royalty and Stream amendment, acquisition of Clean Air Metals royalty, Beaufor royalty and Sofia royalty.
6.	Reflects Talon royalty buy-down in 2022 ($2.1 million gain).
7.	Reflects an impairment charge taken on the Beaufor royalty in 2022.